SUBSEQUENT EVENTS (Q2) (Details) - USD ($)	Jul. 11, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
Membership Interest Purchase Agreement | Subsequent event
Subsequent Event [Line Items]
Numerator for calculation	$ 32,500,000,000
Denominator for calculation	$ 10.00
Number of Escrow Units	6,000,000
Amount of dividend declared	$ 1,029,000,000
Class V Common Stock | Membership Interest Purchase Agreement | Subsequent event
Subsequent Event [Line Items]
Common stock shares par value	$ 0.0001
Number of shares in a pair	1
Class B Units | Membership Interest Purchase Agreement | Subsequent event
Subsequent Event [Line Items]
Number of shares in a pair	1
Class A Common Stock
Subsequent Event [Line Items]
Common stock shares par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
New Warrants | Membership Interest Purchase Agreement
Subsequent Event [Line Items]
Number of shares per warrant	1
Exercise price	$ 11.50